Regulatory Capital and Capital Adequacy Ratios (Detail) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013 Basel II INR	Mar. 31, 2009 Basel II	Mar. 31, 2014 Basel III USD ($)	Mar. 31, 2014 Basel III INR
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital			338,811.3		$ 6,775.8	406,545.2
Tier 2 capital			175,192.3		2,475.9	148,555.5
Total capital			514,003.6		9,251.7	555,100.7
Total risk-weighted assets and contingents			3,058,788.9		$ 57,550.1	3,453,008.5
Capital ratios of the Bank:
Tier 1			11.08%		11.77%	11.77%
Total capital			16.80%		16.07%	16.07%
Minimum capital ratios required by the RBI:
Tier 1	6.50%	6.00%	6.00%	6.00%	6.50%	6.50%
Total capital	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%